Schedule of Investments
April 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-47.10%(a)
Aerospace & Defense-5.10%
General Dynamics Corp.	2.88%	05/11/2020	$2,000	$ 2,000,912
Automobile Manufacturers-5.10%
Daimler Finance North America LLC (b)	2.20%	05/05/2020	1,000	1,000,021
Daimler Finance North America LLC (b)	3.10%	05/04/2020	1,000	1,000,000
				2,000,021
Construction Machinery & Heavy Trucks-2.55%
Caterpillar Financial Services Corp.	2.95%	05/15/2020	1,000	1,000,646
Distillers & Vintners-6.37%
Diageo Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.24%)(c)	1.93%	05/18/2020	1,500	1,500,769
Diageo Capital PLC (United Kingdom)	3.00%	05/18/2020	1,000	1,000,956
				2,501,725
Diversified Banks-8.99%
BNP Paribas S.A. (France)	5.00%	01/15/2021	1,000	1,028,361
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.28%)(c)	1.97%	05/15/2020	1,500	1,500,811
Westpac Banking Corp. (Australia)	3.05%	05/15/2020	1,000	1,000,658
				3,529,830
Electric Utilities-2.53%
NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.48%)(c)	1.04%	05/04/2021	1,000	992,448
Integrated Telecommunication Services-4.56%
AT&T, Inc.	2.80%	02/17/2021	1,769	1,788,215
Investment Banking & Brokerage-2.96%
Morgan Stanley	5.75%	01/25/2021	1,125	1,162,167
Packaged Foods & Meats-6.37%
Mondelez International, Inc.	3.00%	05/07/2020	2,500	2,500,225
Restaurants-2.57%
Starbucks Corp.	2.10%	02/04/2021	1,000	1,007,266
Total U.S. Dollar Denominated Bonds & Notes (Cost $18,464,818)					18,483,455
Commercial Paper-40.53%(d)
Advertising-1.71%
Interpublic Group of Cos., Inc. (The)(b)	1.00%	05/05/2020		670	669,926
Data Processing & Outsourced Services-2.55%
Fidelity National Information Services, Inc.(b)	1.50%	05/21/2020		1,000	999,689
Diversified Banks-9.91%
Bank of China Ltd. (China)	1.92%	07/24/2020		1,500	1,496,465
DNB Bank ASA (Norway)(b)	1.20%	05/11/2020		900	899,978
Swedbank AB (Sweden)	1.56%	11/17/2020		1,500	1,494,933
					3,891,376
Electric Utilities-7.77%
Electricite de France S.A. (France)(b)	1.76%	05/07/2020		950	949,853
Electricite de France S.A. (France)(b)	1.76%	05/12/2020		1,000	999,735
Entergy Corp.(b)	1.79%	05/04/2020		1,100	1,099,888
					3,049,476
Health Care Services-2.80%
Cigna Corp.(b)	1.42%	05/04/2020		1,100	1,099,903
Managed Health Care-1.53%
Humana, Inc.(b)	2.21%	06/25/2020		600	599,323
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Ultra-Short Duration Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Utilities-2.29%
CenterPoint Energy, Inc.(b)	1.95%	05/19/2020	$ 900	$ 899,591
Oil & Gas Equipment & Services-2.04%
Baker Hughes Holdings LLC(b)	1.20%	05/11/2020	800	799,913
Other Diversified Financial Services-1.53%
Kells Funding LLC(e)	1.63%	06/08/2020	600	599,844
Packaged Foods & Meats-2.04%
Smithfield Foods, Inc.(b)	2.20%	05/01/2020	800	799,947
Paper Packaging-2.55%
Bemis Co., Inc.(b)	1.20%	05/18/2020	1,000	999,538
Soft Drinks-3.81%
Coca-Cola Co. (The)(b)	1.60%	01/12/2021	1,500	1,495,395
Total Commercial Paper (Cost $15,876,571)					15,903,921
Certificate of Deposit-7.16%
Diversified Banks-7.16%
Societe Generale S.A. (Cost $2,795,583)	2.19%	07/31/2020		2,795	2,808,731
U.S. Treasury Securities-2.29%
U.S. Treasury Bills-2.29%(d)
U.S. Treasury Bills (Cost $899,816)	0.19%	06/09/2020		900	899,922
TOTAL INVESTMENTS IN SECURITIES-97.08% (Cost $38,036,788)					38,096,029
OTHER ASSETS LESS LIABILITIES-2.92%					1,146,115
NET ASSETS-100.00%					$39,242,144
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $14,312,700, which represented 36.47% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2020.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Ultra-Short Duration Fund

Notes to Quarterly Schedule of Portfolio Holdings
April 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of April 30, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Oppenheimer Ultra-Short Duration Fund